Deferred taxation	12 Months Ended
Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Deferred taxation
17 Deferred taxation

	2020 US$m	2019 US$m
At 1 January – deferred tax liability	(118)	(532)
Adjustment on currency translation	(43)	(77)
Credited to the income statement	178	289
Credited to statement of comprehensive income(a)	115	77
Other movements(b)	14	125
At 31 December – deferred tax asset/(liability)	146	(118)

Comprising:
– deferred tax assets(c)(d)	3,385	3,102
– deferred tax liabilities(e)	(3,239)	(3,220)
17 Deferred taxation continued
Deferred tax balances for which there is a right of offset within the same tax jurisdiction are presented net on the face of the balance sheet as permitted by IAS 12. The closing deferred tax assets and liabilities, prior to this offsetting of balances, are shown below.
Analysis of deferred tax

	Total 2020 US$m	Total 2019 US$m
Deferred tax assets arising from:
Tax losses(c)	1,867	1,847
Provisions	2,121	1,810
Capital allowances	529	604
Post-retirement benefits	698	599
Unrealised exchange losses	204	176
Other temporary differences	1,046	931
Total	6,465	5,967
Deferred tax liabilities arising from:
Capital allowances	(4,966)	(4,742)
Unremitted earnings(e)	(402)	(411)
Capitalised interest	(351)	(387)
Post-retirement benefits	(224)	(253)
Unrealised exchange gains	(7)	(3)
Other temporary differences	(369)	(289)
Total	(6,319)	(6,085)

Credited /(charged) to the income statement
Unrealised exchange losses	25	(21)
Tax losses	12	(164)
Provisions	188	175
Capital allowances	(82)	181
Tax on unremitted earnings	1	(5)
Post-retirement benefits	9	(18)
Other temporary differences	25	141
Total	178	289
(a)The amounts credited directly to the statement of comprehensive income include provisions for tax on exchange differences on intragroup loans qualifying for reporting as part of the net investment in subsidiaries, on cash flow hedges and on actuarial gains and losses on pension schemes and on post-retirement healthcare plans.
(b)“Other movements” include deferred tax relating to tax payable recognised by subsidiary holding companies on the profits of the equity accounted units to which it relates.
(c)There is a limited time period, the shortest of which is one year, for the recovery of US$1,617 million (2019: US$1,186 million; six years) of tax losses and other tax assets which have been recognised as deferred tax assets in the financial statements.
(d)Recognised and unrecognised deferred tax assets are shown in the table below and totalled US$7,226 million at 31 December 2020 (2019: US$6,264 million). Of this total, US$3,385 million has been recognised as deferred tax assets (2019: US$3,102 million), leaving US$3,841 million (2019: US$3,162 million) unrecognised, as recovery is not considered probable.
(e)Deferred tax liabilities are not recognised on the unremitted earnings of subsidiaries and joint ventures totalling US$2,895 million (2019: US$3,861 million) where the Group is able to control the timing of the remittance and it is probable that there will be no remittance in the foreseeable future. If these earnings were remitted, tax of US$112 million (2019: US$164 million) would be payable.

The recognised amounts in the table below do not include deferred tax assets that have been netted off against deferred tax liabilities.
Analysis of deferred tax assets

	Recognised		Unrecognised
At 31 December	2020 US$m	2019 US$m	2020 US$m	2019 US$m
France	—	—	1,284	1,111
Canada	617	492	574	566
US	938	920	84	51
Australia	649	698	528	316
Mongolia(a)	974	704	540	721
Other	207	288	831	397
Total(b)	3,385	3,102	3,841	3,162
(a)Deferred tax assets in Mongolia include US$292 million (2019: US$130 million) from tax losses that expire if not recovered against taxable profits within eight years. Tax losses have been calculated in accordance with the tax stability provisions of the Oyu Tolgoi Investment Agreement and Mongolian laws. Recovery of the recognised deferred tax assets is expected to commence from 2021 based on projected cash flows, consistent with the latest life of mine plan described in note 6. The interpretation of the stabilised tax laws by the Mongolian Tax Authority has been, and is expected to continue to be, subject to dispute. Changes to agreements or their interpretation could have a material impact on the amount and period of recovery of deferred tax assets.
(b)US$720 million (2019: US$695 million) of the unrecognised assets relate to realised or unrealised capital losses, the recovery of which depends on the existence of capital gains in future years. There are time limits, the shortest of which is one year, for the recovery of US$551 million of the unrecognised assets (2019: US$491 million).